Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Detailed information about cash and cash equivalents [line items]
Percentage of deposit with agreed maturity					1.00%
Description of cash flow based on valuation of assets	This deposit is renewed every 42-49 days, based on an updated valuation of total assets. The interest paid on this deposit is equal to the ECB deposit rate which was -50bp as from 18 September 2019 (-40bp throughout 2018 up to 18 September 2019).
Interest received on deposit		0.50%	0.40%
Minimum balance on deposit with Dutch Central Bank	€ 84	€ 79
Effects of changes in exchange rate	(121)	33	€ 35
Consideration paid for acquisitions and investments in associates and joint ventures	269
Net cash flows from (used in) operating activities	(2,854)	7,302	517
Increase (decrease) in net cash flows from investing activities	53	352
Net cash flows from (used in) investing activities	(139)	(86)	(438)
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	8,372	12,263	8,744	€ 8,744
Increase (decrease) in net cash flows from financing activities	2,952	(1,335)
Net cash flows from (used in) financing activities	(778)	(3,730)	€ (2,395)
Increase (decrease) in net cash flows from operating activities	10,156	6,785
Disposals [member]
Detailed information about cash and cash equivalents [line items]
Consideration paid for acquisitions and investments in associates and joint ventures	305
Consideration received	155
Reinsurance transactions and disposal of entities [member]
Detailed information about cash and cash equivalents [line items]
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	€ 154	€ 17